Accrued Expenses	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022
Accrued Expenses
Note 9. Accrued Expenses
The following represents the components of accrued expenses contained within our consolidated balance sheets as of the end of each period:

	December 31, 2022	September 30, 2022

	(in thousands)
Accrued payroll and payroll related liabilities	$2,864	2,904
Accrued bonuses	1,205	1,208
Taxes payable	843	897
Other accrued expenses	1,312	3,893

Total accrued expenses	$6,224	8,902

MARIADB CORPORATION AB [Member]
Accrued Expenses
Note 10. Accrued Expenses
The following represents the components of accrued expenses contained within our consolidated balance sheets as of the end of each period:

	September 30, 2022	September 30, 2021
	(in thousands)
Accrued payroll and payroll related liabilities	$2,904	$2,310
Accrued bonuses	1,208	1,206
Taxes payable	897	1,429
Other accrued expenses	3,893	1,236
Accrued interest	—	593

Total accrued expenses	$8,902	$6,774